Cover Page	Aug. 02, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 02, 2021
Entity Registrant Name	Brixmor Property Group Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-36160
Entity Tax Identification Number	45-2433192
Entity Address, Address Line One	450 Lexington Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	869-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BRX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001581068
Amendment Flag	false
Brixmor Operating Partnership LP
Entity Information [Line Items]
Entity Registrant Name	Brixmor Operating Partnership LP
Entity Incorporation, State or Country Code	DE
Entity File Number	333-256637-01
Entity Tax Identification Number	80-0831163
Entity Emerging Growth Company	false